Share Capital - Options narrative (Details) - $ / shares	3 Months Ended	12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023
Share Capital
Maximum awards as percentage to outstanding stocks	10.00%
Expiry period (in years)	10 years
Weighted average fair value of options granted	$ 2.61	$ 3.45